Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Operating activities
Net loss before tax	$ (1,112,421)	$ (115,159)
Items not affecting cash or presented outside of operating activities	1,000,302	71,660
Changes in non-cash operating working capital items	(4,567)	431
Cash used in operating activities	(116,686)	(43,068)
Financing activities
Proceeds from issuance of senior secured note, net	0	377,433
Proceeds from issuance of common shares, net	202,166	46,140
Shortfall payments and issuance fees	(334)	(4,482)
Senior convertible note transaction costs	(8,979)	0
Proceeds from the exercise of stock options	43	1,230
Payments on RSU exercise	0	(287)
Proceeds from the exercise of warrants	0	6,806
Repayments of debt	(6,754)	(38,415)
Interest paid on debt	(5,095)	(2,035)
Lease payments	(6,054)	(4,835)
Interest paid on unsecured convertible debentures	(3,211)	(3,583)
Cash-settlements of senior secured convertible note	(22,996)	0
Cash provided financing activities	148,786	377,972
Investing activities
Settlement of short-term investments	1,241	0
Proceeds from sale of interest in BCI	10,111	0
Net Cash inflows/(outflows) to restricted funds	104,248	(120,985)
Cash outflows to cash held in escrow	0	(276,654)
Cash received from escrow	283,775	0
Cash payment on business acquisition, net of cash acquired	(381,157)	2,804
Issuance of convertible debenture receivable	0	(19,500)
Proceeds from sale of property, plant and equipment	14,794	93
Acquisition of property, plant and equipment	(27,612)	(30,004)
Purchase of intangible assets	(7,084)	(2,336)
Investment in associates and joint ventures	(11,221)	(5,033)
Cash derecognized on loss on control of subsidiary	(3,419)	0
Cash used in investing activities	(16,324)	(451,615)
(Decrease)/increase in cash and cash equivalents	15,776	(116,711)
Cash and cash equivalents, beginning of year	67,462	184,173
Cash and cash equivalents, end of year	$ 83,238	$ 67,462